Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

21. Subsequent event

A final dividend of RMB5.5 per share (tax inclusive), with the total amount of approximately RMB176.5 million (tax inclusive) which is subject to adjustment to the number of ordinary shares of the Company entitled to dividend distribution as of the record date for dividend distribution, in respect of the year ended December 31, 2022 has been recommended by the board of directors and is subject to approval by the shareholders of the Company in the forthcoming annual general meeting to be held on or around June 12, 2023.